Investment Contract with Insurance Company	12 Months Ended
Dec. 31, 2025
EBP 002
Investment Contract with Insurance Company [Line Items]
Investment Contract with Insurance Company

Note 3 - Investment Contract with Insurance Company:

The Plan holds a fully benefit-responsive investment contract (insurance company/general account), listed in the Statements of Net Assets Available for Benefits as Insurance company general account. The investment contract is with Principal Life Insurance Company, and contributions continue to be maintained in a general account. Contract value is the relevant measurement attributed for that portion of the net assets available for benefits of a defined-contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the contract. The fully benefit-responsive investment contracts are direct investments between the Plan and the issuer.

Contract values represent contributions made under each contract, plus earnings, less participant withdrawals and administrative expenses. Since contract value is the relevant measurement, this investment is excluded from the fair value hierarchy table.

The fully benefit-responsive investment contract held by the Plan is a guaranteed investment contract obligated to repay the principal and interest at a specified interest rate that is guaranteed by the Plan. The crediting rate is based on a formula established by the contract issuers but may not be less than 0.15%. Such interest rates are reviewed annually for resetting. The contract does not have a maturity date.

The Plan must provide six months’ notice to the contract issuer to redeem its interest in this investment at contract value, or the Plan may be subject to a surrender charge.

The Plan’s ability to received amounts due in accordance with fully benefit-responsive investment contracts is dependent on the third-party issuer’s ability to meet its financial obligations. The issuer’s ability to meet its contractual obligations may be affected by future economic and regulatory developments.

Certain events might limit the ability of the Plan to transact at contract value with the contract issuer. Such events include the follow: (1) amendments to the plan documents (including complete or partial plan termination or merger with another plan), (2) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions, (3) bankruptcy of the plan sponsor or other plan sponsor events (for example, divestitures or spin-offs of a subsidiary) that cause a significant withdrawal from the Plan, or (4) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA.

No events are probable of occurring that might limit the ability of the Plan to transact at contract value with the contract issuers and that also would limit the ability of the Plan to transact at contract value with the participants.